GOF P2 01/25

SUPPLEMENT DATED JANUARY 23, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
OF EACH FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A

Effective January 23, 2025, the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A, is amended as follows:

1. The following address replaces all references to P.O. Box 997152, Sacramento, CA 95899-7152 in each fund’s Summary Prospectus, Prospectus and SAI.

P.O. Box 33030, St. Petersburg, FL 33733

2. The following address replaces all references to 3344 Quality Drive, Rancho Cordova, CA 95670-7313 in each fund’s SAI.

100 Fountain Parkway, St. Petersburg, FL 33716

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Franklin California Tax-Free Income Fund	July 1, 2024

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund	February 1, 2024
Franklin Growth Fund	February 1, 2024
Franklin Income Fund	February 1, 2024
Franklin U.S. Government Securities Fund	February 1, 2024
Franklin Utilities Fund	February 1, 2024

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund	September 1, 2024

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund	May 1, 2024
Franklin Corefolio Allocation Fund	May 1, 2024
Franklin Global Allocation Fund	May 1, 2024
Franklin Growth Allocation Fund	May 1, 2024
Franklin LifeSmart™ Retirement Income Fund	May 1, 2024
Franklin LifeSmart™ 2020 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2025 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2030 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2035 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2040 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2045 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2050 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2055 Retirement Target Fund	May 1, 2024
Franklin LifeSmart™ 2060 Retirement Target Fund	May 1, 2024
Franklin Moderate Allocation Fund	May 1, 2024

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund	February 1, 2024

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund	March 1, 2024
Franklin Equity Income Fund	March 1, 2024
Franklin Floating Rate Daily Access Fund	March 1, 2024
Franklin Long Duration Credit Fund	March 1, 2024
Franklin Low Duration Total Return Fund	March 1, 2024
Franklin Low Duration U.S. Government Securities Fund	March 1, 2024
Franklin Managed Income Fund	March 1, 2024
Franklin Total Return Fund	March 1, 2024

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund	February 1, 2024

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund	July 1, 2024

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Franklin New York Tax-Free Income Fund	July 1, 2024

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund	February 1, 2024

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund	September 1, 2024

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Franklin Strategic Mortgage Portfolio	February 1, 2024

FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund	September 1, 2024
Franklin Growth Opportunities Fund	September 1, 2024
Franklin Natural Resources Fund	September 1, 2024
Franklin Small Cap Growth Fund	September 1, 2024
Franklin Small-Mid Cap Growth Fund	September 1, 2024
Franklin Core Plus Bond Fund	September 1, 2024

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund	July 1, 2024
Franklin Arizona Tax-Free Income Fund	July 1, 2024
Franklin Colorado Tax-Free Income Fund	July 1, 2024
Franklin Connecticut Tax-Free Income Fund	July 1, 2024
Franklin Federal Intermediate-Term Tax-Free Income Fund	July 1, 2024
Franklin Federal Limited-Term Tax-Free Income Fund	July 1, 2024
Franklin Georgia Tax-Free Income Fund	July 1, 2024
Franklin High Yield Tax-Free Income Fund	July 1, 2024
Franklin Louisiana Tax-Free Income Fund	July 1, 2024
Franklin Maryland Tax-Free Income Fund	July 1, 2024
Franklin Massachusetts Tax-Free Income Fund	July 1, 2024
Franklin Michigan Tax-Free Income Fund	July 1, 2024
Franklin Minnesota Tax-Free Income Fund	July 1, 2024
Franklin Missouri Tax-Free Income Fund	July 1, 2024
Franklin New Jersey Tax-Free Income Fund	July 1, 2024
Franklin North Carolina Tax-Free Income Fund	July 1, 2024
Franklin Ohio Tax-Free Income Fund	July 1, 2024
Franklin Oregon Tax-Free Income Fund	July 1, 2024
Franklin Pennsylvania Tax-Free Income Fund	July 1, 2024
Franklin Virginia Tax-Free Income Fund	July 1, 2024

FRANKLIN VALUE INVESTORS TRUST
Franklin Mutual Small-Mid Cap Value Fund	May 22, 2024
Franklin Mutual U.S. Mid Cap Value Fund	March 1, 2024
Franklin Small Cap Value Fund	March 1, 2024

TEMPLETON INCOME TRUST
Templeton Global Bond Fund	May 1, 2024
Templeton Global Total Return Fund	May 1, 2024
Templeton International Bond Fund	May 1, 2024
Templeton Sustainable Emerging Markets Bond Fund	May 1, 2024

Please retain this supplement for future reference.